Deposits from the Central Bank and Deposits from credit institutions - Classification (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deposits
Financial liabilities at amortized cost	$ 1,118,145	$ 1,111,955
Total financial liabilities	1,477,724	1,644,023
Deposits from the Central Bank and credit institutions
Deposits
Financial liabilities at fair value through profit or loss	40,848	79,859
Financial liabilities at amortized cost	169,955	187,503
Total financial liabilities	$ 210,803	$ 267,362